Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net loss	$ (21,780,225)	$ (9,412,471)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	665,832	1,015,118
Loss on extinguishment of debt		1,183,289
Amortization of debt issuance costs	1,922,844	373,118
Stock based compensation	756,980	493,553
Unrealized foreign currency transaction(gain) loss	(310,680)	1,669,931
Noncash lease expense	263,563	106,842
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(494,336)	(647,546)
Accounts payable and accrued expenses	6,228,541	721,699
Operating lease liabilities	(47,559)	(98,798)
Net cash used in operating activities	(10,828,412)	(4,553,304)
Cash flows from investing activities
Purchase of property and equipment	(993,860)	(700,482)
Purchase of intangible assets	(35,472)	(34,909)
Net cash used in investing activities	(1,029,332)	(735,391)
Cash flows from financing activities
Proceeds from Series A-1 preferred issuance	25,797,200
Repayment of finance lease liabilities	(113,261)	(16,325)
Net cash provided by financing activities	36,668,939	2,033,675
Effect of exchange rate changes on cash	(93,734)	668,847
Net increase (decrease) in cash and cash equivalents	24,717,461	(2,586,173)
Cash and cash equivalents at beginning of period	3,021,795	4,600,530
Cash and cash equivalents at end of period	27,739,256	2,014,357
Supplemental cash flow information
Interest paid	23,446	27,236
Supplemental noncash investing and financing activities
Initial recognition of finance leases	43,736
Recognition of warrants in connection with convertible notes, net of tax		202,204
Related party debt extinguishment	2,594,531	2,006,982
Related party
Changes in operating assets and liabilities
Accrued interest	326,047	13,985
Cash flows from financing activities
Proceeds from issuance of convertible notes	1,650,000	650,000
Nonrelated party
Changes in operating assets and liabilities
Accrued interest	1,640,581	27,976
Cash flows from financing activities
Proceeds from issuance of convertible notes	$ 9,335,000	$ 1,400,000